UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number: 811-08188

                ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND, INC.
               (Exact name of registrant as specified in charter)

             1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                   Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
SOVEREIGN DEBT OBLIGATIONS--80.6%

Argentina--4.4%
Republic of Argentina
   4.005%, 8/03/12 FRN                                    $14,727    $13,313,242
   8.28%, 12/31/33                                          2,618      2,334,304
   Zero Coupon, 12/15/35                                   19,500      1,335,755
                                                                     -----------
                                                                      16,983,301
                                                                     -----------

Brazil--17.0%
Federal Republic of Brazil
   7.125%, 1/20/37(a)                                       6,961      6,839,183
   8.00%, 1/15/18                                           3,173      3,463,330
   8.25%, 1/20/34(a)                                        9,479     10,493,252
   8.875%, 10/14/19                                           727        837,868
   9.25%, 10/22/10                                          1,265      1,442,100
   10.50%, 7/14/14                                          2,517      3,146,250
   12.00%, 4/15/10                                          2,675      3,294,263
   12.75%, 1/15/20                                         18,179     26,904,919
   14.50%, 10/15/09                                         1,075      1,396,425
   DCB FRN
   Series L
   5.25%, 4/15/12                                           7,432      7,404,023
                                                                     -----------
                                                                      65,221,613
                                                                     -----------

Bulgaria--0.3%
Republic of Bulgaria
   8.25%, 1/15/15(b)                                        1,124      1,343,180
                                                                     -----------

Colombia--2.7%
Republic of Colombia
   10.75%, 1/15/13                                          1,000      1,255,000
   11.75%, 2/25/20                                          6,301      8,978,925
                                                                     -----------
                                                                      10,233,925
                                                                     -----------

Costa Rica--0.3%
Republic of Costa Rica
   8.05%, 1/31/13(b)                                          300        326,550
   8.11%, 2/01/12(b)                                          758        822,430
                                                                     -----------
                                                                       1,148,980
                                                                     -----------

Dominican Republic--0.8%
Dominican Republic
   9.50%, 9/27/11(b)                                        2,799      3,008,839
                                                                     -----------

Ecuador--1.1%
Republic of Ecuador
   9.00%, 8/15/30(b)(c)                                     2,979      2,884,880
   9.375%, 12/15/15(b)                                      1,478      1,486,868
                                                                     -----------
                                                                       4,371,748
                                                                     -----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
El Salvador--1.0%
Republic of El Salvador
   7.625%, 9/21/34(b)                                     $   872    $   972,280
   7.65%, 6/15/35(b)                                        1,609      1,719,619
   8.50%, 7/25/11(b)                                        1,000      1,121,000
                                                                     -----------
                                                                       3,812,899
                                                                     -----------

Indonesia--1.3%
Republic of Indonesia
   6.75%, 3/10/14(b)                                        2,645      2,625,162
   7.25%, 4/20/15(b)                                        1,456      1,488,760
   8.50%, 10/12/35(b)                                         845        935,838
                                                                     -----------
                                                                       5,049,760
                                                                     -----------

Lebanon--1.2%
Lebanese Republic
   7.875%, 5/20/11(b)                                         875        918,750
   10.125%, 8/06/08(b)                                      3,048      3,299,460
   11.625%, 5/11/16(b)                                        394        504,320
                                                                     -----------
                                                                       4,722,530
                                                                     -----------

Mexico--14.4%
United Mexican States
   7.50%, 1/14/12                                           1,950      2,168,400
   8.125%, 12/30/19                                        14,550     17,787,375
   11.375%, 9/15/16                                         2,901      4,264,470
   Series A
   6.375%, 1/16/13                                          7,582      8,029,338
   8.00%, 9/24/22                                          11,826     14,356,764
   9.875%, 2/01/10                                          7,600      8,892,000
                                                                     -----------
                                                                      55,498,347
                                                                     -----------

Morocco--0.2%
Kingdom of Morocco Loan Participation FRN
   Series A
   4.81%, 1/01/09                                             832        869,213
                                                                     -----------

Nigeria--1.8%
Central Bank of Nigeria
   6.25%, 11/15/20(c)                                       6,750      6,792,525
                                                                     -----------

Panama--2.8%
Republic of Panama
   7.125%, 1/29/26                                          3,560      3,746,899
   8.875%, 9/30/27                                          1,600      1,968,000
   9.375%, 7/23/12-4/01/29                                  1,311      1,650,383
   9.625%, 2/08/11                                          1,017      1,192,433
   10.75%, 5/15/20                                          1,550      2,183,950
                                                                     -----------
                                                                      10,741,665
                                                                     -----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
Peru--3.4%
Republic of Peru
   7.35%, 7/21/25                                         $ 2,739    $ 2,834,865
   8.375%, 5/03/16                                          1,710      1,939,140
   8.75%, 11/21/33                                          6,954      8,136,180
   9.875%, 2/06/15                                             39         48,263
                                                                     -----------
                                                                      12,958,448
                                                                     -----------

Philippines--5.1%
Republic of Philippines
   7.75%, 1/14/31                                           1,544      1,522,770
   8.875%, 3/17/15                                          7,448      8,267,280
   9.00%, 2/15/13                                           1,650      1,838,100
   9.50%, 2/02/30                                             938      1,096,288
   9.875%, 1/15/19                                          1,850      2,199,650
   10.625%, 3/16/25                                         3,749      4,761,230
                                                                     -----------
                                                                      19,685,318
                                                                     -----------

Russia--10.6%
Russian Federation
   5.00%, 3/31/30(b)(c)                                    18,164     20,252,860
   11.00%, 7/24/18(b)                                       1,615      2,365,975
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08                                          16,860     15,996,768
   Series VII
   3.00%, 5/14/11                                           2,220      1,970,250
                                                                     -----------
                                                                      40,585,853
                                                                     -----------

Turkey--4.8%
Republic of Turkey
   6.875%, 3/17/36                                          5,586      5,362,560
   7.00%, 6/05/20                                           3,800      3,838,000
   7.375%, 2/05/25                                          1,330      1,369,900
   11.00%, 1/14/13                                          1,130      1,432,275
   11.50%, 1/23/12                                          2,657      3,361,105
   11.75%, 6/15/10                                          2,448      2,986,560
                                                                     -----------
                                                                      18,350,400
                                                                     -----------

Ukraine--0.9%
Government of Ukraine
   6.875%, 3/04/11(b)                                         735        747,863
   7.65%, 6/11/13(b)                                          677        717,620
   11.00%, 3/15/07(b)                                       1,957      2,016,059
                                                                     -----------
                                                                       3,481,542
                                                                     -----------

Uruguay--1.4%
Republic of Uruguay
   7.50%, 3/15/15                                             336        353,304
   7.875%, 1/15/33(d)                                       1,350      1,404,267
   8.00%, 11/18/22                                            665        694,925
   9.25%, 5/17/17                                           2,523      2,926,680
                                                                     -----------
                                                                       5,379,176
                                                                     -----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
Venezuela--5.1%
Republic of Venezuela
   5.614%, 4/20/11 FRN(b)                                  $1,780   $  1,757,750
   8.50%, 10/08/14                                            535        599,200
   9.25%, 9/15/27(a)                                        8,685     10,869,278
   10.75%, 9/19/13                                          5,061      6,300,945
                                                                     -----------
                                                                      19,527,173
                                                                     -----------

Total Sovereign Debt Obligations
   (cost $281,064,179)                                               309,766,435
                                                                     -----------

CORPORATE DEBT OBLIGATIONS--12.8%

Brazil--0.9%
Banco BMG SA
   9.15%, 1/15/16(b)                                        1,300      1,303,250
PF Export Receivables Master Trust
   6.436%, 6/01/15(b)                                       2,146      2,134,237
                                                                     -----------
                                                                       3,437,487
                                                                     -----------

Hong Kong--0.4%
Noble Group Ltd.
   6.625%, 3/17/15(b)                                       1,768      1,627,601
                                                                     -----------

Indonesia--0.4%
Freeport-McMoRan Copper & Gold
   10.125%, 2/01/10                                         1,550      1,697,250
                                                                     -----------

Jamaica--0.3%
Digicel Ltd.
   9.25%, 9/01/12(b)                                        1,072      1,125,600
                                                                     -----------

Kazakhstan--0.7%
Kazkommerts International BV
   8.50%, 4/16/13(b)                                          650        706,875
TengizChevroil Finance Co.
   6.124%, 11/15/14(b)                                        787        792,903
TurAnalem Finance BV
   10.00%, 5/29/07(b)                                       1,000      1,066,500
                                                                     -----------
                                                                       2,566,278
                                                                     -----------

Mexico--1.3%
America Movil SA de C.V.
   6.375%, 3/01/35                                            925        893,828
Innova S de. R.L., SA
   9.375%, 9/19/13                                          3,180      3,533,934
Monterrey Power SA De C.V.
   9.625%, 11/15/09(b)                                        587        661,287
                                                                     -----------
                                                                       5,089,049
                                                                     -----------

People's Republic of China--0.4%
Chaoda Modern Agricultural Holdings Ltd.
   7.75%, 2/08/10(b)                                        1,416      1,430,160
                                                                     -----------

Peru--0.3%
Southern Copper Corp.
   6.375%, 7/27/15                                          1,021      1,009,924
                                                                     -----------

Romania--0.3%
MobiFon Copper Corp.
   12.50%, 7/31/10                                          1,100      1,273,250
                                                                     -----------

                                                        Shares or
                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
Russia--7.4%
Aries Vermogensverwaltng
   Series C
   9.60%, 10/25/14(b)                                     $ 9,000    $11,520,900
Citigroup (JSC Severstal)
   9.25%, 4/19/14(b)                                          810        878,850
Evraz Group SA
   8.25%, 11/10/15(b)                                       1,474      1,488,740
Gazprom Oao
   9.625%, 3/01/13(b)                                       8,760     10,545,288
Gazstream SA
   5.625%, 7/22/13(b)                                         716        708,556
Mobile Telesystems Finance
   9.75%, 1/30/08(b)                                        1,500      1,590,125
Russian Standard Finance
   7.50%, 10/07/10(b)                                       1,273      1,255,496
Tyumen Oil
   11.00%, 11/06/07(b)                                        280        303,100
                                                                     -----------
                                                                      28,291,055
                                                                     -----------

South Korea--0.1%
C&M Finance Ltd.
   8.10%, 2/01/16(b)                                          530        534,718
                                                                     -----------

Trinidad & Tobago--0.1%
National Gas Co.
   6.05%, 1/15/36(b)                                          399        392,695
                                                                     -----------

Ukraine--0.2%
Kyivstar
   10.375%, 8/17/09(b)                                        600        663,000
                                                                     -----------
Total Corporate Debt Obligations
   (cost $47,304,737)                                                 49,138,067
                                                                     -----------

WARRANTS(e)--0.0%
Central Bank of Nigeria
   Warrants, expiring 11/15/20                              2,500         55,000
Republic of Venezuela
   Warrants, expiring 4/15/20                              48,195              0
                                                                     -----------
Total Warrants
   (cost $0)                                                              55,000
                                                                     -----------

SHORT-TERM INVESTMENTS--12.1%
Time Deposits--12.1%
The Bank of New York                                      $   845        845,000
  3.25%, 2/01/06
Societe Generale                                           45,800     45,800,000
  4.47%, 2/01/06
                                                                     -----------
Total Short-term Investments
   (cost $46,645,000)                                                 46,645,000
                                                                     -----------

Total Investments--105.5%
   (cost $375,013,916)                                              405,604,502
Other assets less liabilities--(5.5%)                              (21,073,180)
                                                                   ------------
Net Assets--100.0%                                                 $384,531,322
                                                                   ------------

CREDIT DEFAULT SWAP CONTRACTS

                                 Notional                              Unrealized
Swap Counterparty &               Amount    Interest   Termination    Appreciation/
Referenced Obligation             (000's)     Rate         Date      (Depreciation)
------------------------------   --------   --------   -----------   --------------
Buy Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                    4,590      4.07%      8/20/15       $(600,182)
Citigroup Global Markets, Inc.
Republic of Columbia
8.375%, 2/15/27                    1,450      3.02       1/20/10         (99,770)
Citigroup Global Markets, Inc.
Republic of Hungary
4.50%, 2/06/13                       900      0.50       11/26/13         (7,147)
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                   1,410      5.60       3/20/14        (236,977)
CS First Boston
Republic of Hungary
4.75%, 2/03/15                     4,220      0.30       10/20/15         47,707

Sale Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                    7,110      3.09       8/20/10         518,669
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                    2,450      4.40       5/20/06          52,430
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                    6,930      1.98       4/20/07         167,845
Citigroup Global Markets, Inc.
Republic of Columbia
8.375%, 2/15/27                    2,900      1.13       1/20/07          21,972
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                   1,410      4.95       3/20/09         150,817
CS First Boston
Federal Republic of Brazil
12.25%, 3/06/30                    1,900      6.90       6/20/07         177,919

                                 Notional                              Unrealized
Swap Counterparty &               Amount    Interest   Termination   Appreciation/
Referenced Obligation             (000's)     Rate         Date      (Depreciation)
------------------------------   --------   --------   -----------   --------------
CS First Boston
Republic of Venezuela
9.25%, 9/15/27                     3,280      3.17%      10/20/15       $255,917
Deutsche Bank AG London
Federal Republic of Brazil
12.25%, 3/06/30                    6,930      1.90       10/20/07        157,234
JP Morgan Chase & Co.
Gazprom OAO
10.50%, 10/21/09                   4,560      1.04       10/20/10        (10,106)
JP Morgan Chase & Co.
Government of Ukraine
7.65%, 6/11/13                     2,000      2.76       2/20/16             -0-
Morgan Stanley
Federal Republic of Brazil
10.125%, 5/15/27                   2,000     17.75       2/13/08         827,211
Morgan Stanley
Federal Republic of Brazil
12.25%, 3/06/30                    1,620      3.80       8/20/06          58,653

REVERSE REPURCHASE AGREEMENTS

                                               Interest
Broker                                           Rate     Maturity      Amount
--------------------------------------------   --------   --------   -----------
UBS AG                                           3.00%     2/01/06   $ 7,197,777
UBS AG                                           3.50      2/01/06     3,792,591
UBS AG                                           4.00      2/01/06     5,798,256
UBS AG                                           4.10      2/01/06    12,603,133
                                                                     -----------
                                                                     $29,391,757
                                                                     -----------

(a) Position, or portion thereof, with an aggregate market value of $28,530,658 has been segregated to collateralize reverse repurchase agreements.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate market value of these securities amounted to $92,045,944 or 23.9 % of net assets.

(c) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2006.

(d)  Pay-In-Kind Payments (PIK).

(e)  Non-income producing security.

     Glossary of Terms:
     DCB- Debt Conversion Bonds
     FRN- Floating Rate Note

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Emerging Market Debt Fund, Inc.


By: /s/ Marc O. Mayer
    --------------------------
    Marc O. Mayer
    President

Date: March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    --------------------------
    Marc O. Mayer
    President

Date: March 23, 2006


By: /s/ Mark D. Gersten
    --------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: March 23, 2006